Tangible Assets - Maturity of Operating Leases (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 2,467
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,330
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,474
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 1,362